Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at December 31, 2015 and 2014 were as follows:

	December 31, 2015		December 31, 2014
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥308,348	¥181,972	¥312,069	¥185,885
Trademarks	49,861	2,952	10,858	6,137
Patents and developed technology	39,685	16,123	22,371	13,845
Customer relationships	17,159	10,173	53,494	46,713
License fees	15,669	5,617	11,765	7,860
Other	17,070	7,690	16,455	7,351

	¥447,792	¥224,527	¥427,012	¥267,791

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2015 and 2014 were as follows:

	Year ended December 31, 2015
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥145,335	¥21,780	¥44,221	¥211,336
Goodwill acquired during the year	10,373	31,367	228,827	270,567
Translation adjustments and other	(13,157)	327	9,870	(2,960)

Balance at end of year	¥142,551	¥53,474	¥282,918	¥478,943

	Year ended December 31, 2014
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥139,412	¥13,877	¥8,351	¥161,640
Goodwill acquired during the year	3,971	7,424	32,736	44,131
Translation adjustments and other	1,952	479	3,134	5,565

Balance at end of year	¥145,335	¥21,780	¥44,221	¥211,336